                          SHORT-TERM INVESTMENTS TRUST
                         TREASURY TAXADVANTAGE PORTFOLIO
                              CASH MANAGEMENT CLASS

                          Supplement dated July 1, 1999
                    to the Prospectus dated December 18, 1998

     The following information replaces in its entirety the table and example under the heading "TABLE OF FEES AND EXPENSES" on page 4 of the prospectus.

                           "TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*
     Maximum sales load imposed on purchases
         (as a percentage of offering price)....................................................          None
     Maximum sales load on reinvested dividends
         (as a percentage of offering price)....................................................          None
     Deferred sales load (as a percentage of original
         purchase price or redemption proceeds, as applicable)..................................          None
     Redemption fees (as a percentage of amount
         redeemed, if applicable)...............................................................          None
     Exchange fee ..............................................................................          None

ANNUAL PORTFOLIO OPERATING EXPENSES - CASH MANAGEMENT CLASS
     (AS A PERCENTAGE OF AVERAGE NET ASSETS)
     Management fees (after fee waivers)**......................................................          0.03%
     12b-1 fees (after fee waivers)**...........................................................          0.08%
     Other expenses (estimated):
         Custodian fees......................................................................... 0.01%
         Other.................................................................................. 0.07%
                                                                                                 ----
              Total other expenses..............................................................          0.08%
                                                                                                          ----
     Total portfolio operating expenses - Cash Management Class**...............................          0.19%
                                                                                                          ====

-----------------

   * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank, broker-dealer or financial institution for various services.

  ** Had there been no fee waivers, Management fees, 12b-1 fees and Total portfolio operating expenses would be 0.20%, 0.10% and 0.38%, respectively.


      EXAMPLE

      An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

           1 year........................................     $2
          3 years........................................     $6"

                          SHORT-TERM INVESTMENTS TRUST
                         TREASURY TAXADVANTAGE PORTFOLIO
                               INSTITUTIONAL CLASS

                          Supplement dated July 1, 1999
                    to the Prospectus dated December 18, 1998

     The following information replaces in its entirety the section under the heading "TABLE OF FEES AND EXPENSES" on page 4 of the prospectus.

                           "TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*
     Maximum sales load imposed on purchases
         (as a percentage of offering price)....................................................          None
     Maximum sales load on reinvested dividends
         (as a percentage of offering price)....................................................          None
     Deferred sales load (as a percentage of original
         purchase price or redemption proceeds, as applicable)..................................          None
     Redemption fees (as a percentage of amount
         redeemed, if applicable)...............................................................          None
     Exchange fee ..............................................................................          None

ANNUAL PORTFOLIO OPERATING EXPENSES - INSTITUTIONAL CLASS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
     Management fees**..........................................................................          0.03%
     12b-1 fees.................................................................................          None
     Other expenses:
         Custodian fees......................................................................... 0.01%
         Other.................................................................................. 0.07%
                                                                                                 ----
             Total other expenses...............................................................          0.08%
                                                                                                          ----
     Total portfolio operating expenses - Institutional Class**.................................          0.11%
                                                                                                          ====

---------------------

     * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank or other financial institution for various services.

    ** Had there been no fee waivers, Management fees and Total portfolio operating expenses would be 0.20% and 0.28%, respectively.

      EXAMPLE

      An investor would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

           1 year.....................................     $1
          3 years.....................................     $4
          5 years.....................................     $6
         10 years.....................................     $14

      The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management of the Trust" below. The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1998, as adjusted for current fee arrangements. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

      The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses - Institutional Class" remain the same in the years shown.

      The example shown in the above table is based on the amounts listed under "Annual Portfolio Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN."

                          SHORT-TERM INVESTMENTS TRUST
                         TREASURY TAXADVANTAGE PORTFOLIO
                            PERSONAL INVESTMENT CLASS

                          Supplement dated July 1, 1999
                    to the Prospectus dated December 18, 1998

     The following information replaces in its entirety the table and example under the heading "TABLE OF FEES AND EXPENSES" on page 4 of the prospectus.

                           "TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*
     Maximum sales load imposed on purchases
         (as a percentage of offering price)....................................................          None
     Maximum sales load on reinvested dividends
         (as a percentage of offering price)....................................................          None
     Deferred sales load (as a percentage of original
         purchase price or redemption proceeds, as applicable)..................................          None
     Redemption fees (as a percentage of amount
         redeemed, if applicable)...............................................................          None
     Exchange fee ..............................................................................          None

ANNUAL PORTFOLIO OPERATING EXPENSES - PERSONAL INVESTMENT CLASS
     (AS A PERCENTAGE OF AVERAGE NET ASSETS)
     Management fees (after fee waivers)**......................................................          0.03%
     12b-1 fees (after fee waivers)**...........................................................          0.50%***
     Other expenses (estimated):
         Custodian fees......................................................................... 0.01%
         Other.................................................................................. 0.07%
                                                                                                 ----
              Total other expenses..............................................................          0.08%
                                                                                                          ----
     Total portfolio operating expenses - Personal Investment  Class**..........................          0.61%
                                                                                                          ====


   * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank, broker-dealer or financial institution for various services.

  ** Had there been no fee waivers, Management fees, 12b-1 fees and Total portfolio operating expenses would be 0.20%, 0.75% and 1.03%, respectively.

 *** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

      Example

      An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

           1 year.......................................     $6
          3 years.......................................     $20"

                          SHORT-TERM INVESTMENTS TRUST
                         TREASURY TAXADVANTAGE PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                          Supplement dated July 1, 1999
                    to the Prospectus dated December 18, 1998

     The following information replaces in its entirety the table and example under the heading "TABLE OF FEES AND EXPENSES" on page 4 of the prospectus.

                           "TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*
     Maximum sales load imposed on purchases
         (as a percentage of offering price)....................................................          None
     Maximum sales load on reinvested dividends
         (as a percentage of offering price)....................................................          None
     Deferred sales load (as a percentage of original purchase price or redemption
         proceeds, as applicable)...............................................................          None
     Redemption fees (as a percentage of amount redeemed,
         if applicable).........................................................................          None
     Exchange fee ..............................................................................          None

ANNUAL PORTFOLIO OPERATING EXPENSES - PRIVATE INVESTMENT CLASS
     (AS A PERCENTAGE OF AVERAGE NET ASSETS)
     Management fees (after fee waivers)**......................................................          0.03%
     12b-1 fees (after fee waivers)**...........................................................          0.25%***
     Other expenses:
         Custodian fees......................................................................... 0.01%
         Other.................................................................................. 0.07%
                                                                                                 ----
              Total other expenses..............................................................          0.08%
                                                                                                          ----
     Total portfolio operating expenses - Private Investment Class**............................          0.36%
                                                                                                          ====

-------------------

     * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank, broker-dealer or financial institution for various services.

    ** Had there been no fee waivers, Management fees, 12b-1 fees and Total portfolio operating expenses would be 0.20%, 0.50% and 0.78%, respectively.

   *** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

     EXAMPLE

     An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

           1 year...............................     $4
          3 years...............................     $12
          5 years...............................     $20
         10 years...............................     $46"

                         SHORT-TERM INVESTMENTS TRUST
                        TREASURY TAXADVANTAGE PORTFOLIO
                                 RESERVE CLASS

                         Supplement dated July 1, 1999
                   to the Prospectus dated December 18, 1998

         The following information replaces in its entirety the table and example under the heading "TABLE OF FEES AND EXPENSES" on page 4 of the prospectus.

                           "TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*
     Maximum sales load imposed on purchases
         (as a percentage of offering price)....................................................          None
     Maximum sales load on reinvested dividends
         (as a percentage of offering price)....................................................          None
     Deferred sales load (as a percentage of original
         purchase price or redemption proceeds, as applicable)..................................          None
     Redemption fees (as a percentage of amount
         redeemed, if applicable)...............................................................          None
     Exchange fee ..............................................................................          None

ANNUAL PORTFOLIO OPERATING EXPENSES - RESERVE CLASS
     (AS A PERCENTAGE OF AVERAGE NET ASSETS)
     Management fees (after fee waivers)**......................................................          0.03%
     12b-1 fees (after fee waivers)**...........................................................          0.80%***
     Other expenses (estimated):
         Custodian fees......................................................................... 0.01%
         Other.................................................................................. 0.07%
                                                                                                 ----
              Total other expenses..............................................................          0.08%
                                                                                                          ----
     Total portfolio operating expenses - Reserve Class**.......................................          0.91%
                                                                                                          ====

------------

     * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank, broker-dealer or financial institution for various services.

    ** Had there been no fee waivers, Management fees, 12b-1 fees and Total portfolio operating expenses would be 0.20%, 1.00% and 1.28%, respectively.

   *** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

     EXAMPLE

     An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

           1 year.........................................     $9
          3 years.........................................     $29"

                          SHORT-TERM INVESTMENTS TRUST
                         TREASURY TAXADVANTAGE PORTFOLIO
                                 RESOURCE CLASS

                          Supplement dated July 1, 1999
                    to the Prospectus dated December 18, 1998

     The following information replaces in its entirety the table and example under the heading "TABLE OF FEES AND EXPENSES" on page 4 of the prospectus.

                           "TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*
     Maximum sales load imposed on purchases
         (as a percentage of offering price)....................................................          None
     Maximum sales load on reinvested dividends
         (as a percentage of offering price)....................................................          None
     Deferred sales load (as a percentage of original
         purchase price or redemption proceeds, as applicable)..................................          None
     Redemption fees (as a percentage of amount
         redeemed, if applicable)...............................................................          None
     Exchange fee ..............................................................................          None

ANNUAL PORTFOLIO OPERATING EXPENSES - RESOURCE CLASS
     (AS A PERCENTAGE OF AVERAGE NET ASSETS)
     Management fees (after fee waivers)**......................................................          0.03%
     12b-1 fees (after fee waivers)**...........................................................          0.16%
     Other expenses (estimated):
         Custodian fees......................................................................... 0.01%
         Other.................................................................................. 0.07%
                                                                                                 ----
              Total other expenses..............................................................          0.08%
                                                                                                          ----
     Total portfolio operating expenses - Resource Class**......................................          0.27%
                                                                                                          ====


---------------------
   * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank, broker-dealer or financial institution for various services.

  ** Had there been no fee waivers, Management fees, 12b-1 fees and Total portfolio operating expenses would be 0.20%, 0.20% and 0.48%, respectively.


      EXAMPLE

      An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

           1 year......................................     $3
          3 years......................................     $9"